Leases - Summary of information about leases in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Interest on lease liabilities	£ (20)	£ (22)	£ (23)
Expenses relating to short-term leases	0	0	0
Depreciation of right-of-use assets	(34)	(35)	(39)
Reversal of impairment/(Impairment) of right-of-use assets	£ 6	£ 0	£ (2)